Acquisition - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 23, 2012 HyperCube [Member]	Dec. 31, 2013 HyperCube [Member]	Dec. 31, 2012 HyperCube [Member]
Business Acquisition [Line Items]
Date of completion of acquisition					Mar. 23, 2012
Purchase price of acquisition		$ 77,264,000	$ 211,639,000	$ 77,900,000
Revenue included, net of intercompany eliminations	92,900,000	65,000,000
Amortizable intangible asset acquired	65,585,000	74,967,000	68,701,000		4,000,000	7,900,000
Total acquisition costs expensed	$ 1,200,000	$ 1,700,000	$ 4,100,000